STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

13. STOCKHOLDERS’ EQUITY

Common Stock

As of April 30, 2020 (date of incorporation), the Company had 100,000,000 shares of common stock, with a par value of $0.0001, authorized and available to issue for purposes of satisfying any future transactions. No other class of stock has been authorized or is available for issuance.

Effective September 15, 2021, the Company authorized a 2-for-1 stock split, with 200,000,000 shares authorized and available, with a par value of $0.00005, to issue for purposes of satisfying any future transactions. Effective November 25, 2024, the Company authorized a 1-for-4 reverse stock split, with 200,000,000 shares authorized and available to issue for purposes of satisfying any future transactions. The par value is now $0.0002.

For the three months ended March 31, 2025, the Company issued 714,133 shares of common stock as follows:

a)	11,692 shares with accredited investors in exchange for cash of $152,000 at an average of $13.00 per share. 7,692 of the shares were issued with warrants and deemed as equity, as described in Note 14.
b)	250,000 warrants exercised, for 62,500 shares in exchange for cash of $296,875.
c)	22,154 shares issued through a crowdfunding campaign with other investors in exchange for net cash of $268,753, at an average of $12.13 per share after offering costs.
d)	84,874 shares issued with employees or consultants via stock awards, recognized as compensation expense, fair valued at $13.00 per share, for a total of $1,103,362, based on the price per stock issued to investors for cash during the three months ended March 31, 2025.
e)	532,913 shares issued with a consultant via stock awards, recognized as deferred offering costs, fair valued at $13.00 per share, for a total of $6,927,869, based on the price per stock issued to investors for cash.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

12. STOCKHOLDERS’ EQUITY

Common Stock

As of April 30, 2020 (date of incorporation), the Company had 100,000,000 shares of common stock, with a par value of $0.0001, authorized and available to issue for purposes of satisfying any future transactions. No other class of stock has been authorized or is available for issuance.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

12.	STOCKHOLDERS’ EQUITY (Continued)

Common Stock (Continued)

Effective September 15, 2021, the Company authorized a 2-for-1 stock split, with 200,000,000 shares authorized and available, with a par value of $0.00005, to issue for purposes of satisfying any future transactions.

Effective November 25, 2024, the Company authorized a 1-for-4 reverse stock split, with 200,000,000 shares authorized and available to issue for purposes of satisfying any future transactions. The par value is now $0.0002.

For the year ended December 31, 2024, the Company issued 276,262 shares of common stock as follows (on a post-reverse split basis):

a)	68,743 shares, of which 41,119 shares are inclusive of warrants issued and deemed as equity, as described in Note 12, in January, April, July, August, September, October, November and December 2024 with accredited investors in exchange for cash of $825,000 at an average of $12.00 per share (as adjusted for the 1-for-4 reverse split).
b)	174,680 shares issued through a crowdfunding campaign with other investors in March, June, July, August, September, October and November 2024 in exchange for net cash of $1,818,626, at an average of $10.41 per share (as adjusted for the 1-for-4 reverse split).
c)	32,839 shares issued with employees or consultants via stock awards, recognized as compensation expense, valued at an average of $12.50 per share (as adjusted for the 1-for-4 reverse split), for a total of $410,632, based on the price per stock issued to investors for cash during the year ended December 31, 2024.

For the year ended December 31, 2023, the Company issued and cancelled 365,113 and 1,125,000 shares of common stock, respectively, as follows (on a post-reverse split basis):

a)	13,334 restricted shares, subject to a time-based vesting schedule which began July 1, 2021, with shares vesting quarterly (3,333 per quarter), recognized as compensation expense, valued at $0.84 per share (as adjusted for the 1-for-4 reverse split) based on the prevailing fair market value report at the grant date.
b)	76,360 shares issued with employees or consultants via stock awards, subject to a performance threshold and time-based vesting schedule, recognized as compensation expense, valued at $11.08 per share (as adjusted for the 1-for-4 reverse split) based on the average price per stock issued to investors for cash in 2023.

c)	8,750 restricted shares in January 2023, subject to a milestone-based vesting schedule, with shares vesting ratably over seven milestones, recognized as compensation expense. The shares were valued at $11.08 per share (as adjusted for the 1-for-4 reverse split) based on the average price per stock issued to investors for cash in 2023.

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

12.	STOCKHOLDERS’ EQUITY (Continued)

Common Stock (Continued)

d)	34,800 shares during 2023 (January, May, July, August, and October) with accredited investors in exchange for $389,753 at $11.20 per share (as adjusted for the 1-for-4 reverse split).
e)	5,715 shares in June 2023 with an accredited investor in exchange for cash of $40,002 at $7.00 per share (as adjusted for the 1-for-4 reverse split).
f)	87,495 shares through a crowdfunding campaign with other investors in 2023 in exchange for net cash and services in kind of $881,969 and $34,679, respectively, at an average of $10.52 per share (as adjusted for the 1-for-4 reverse split).
g)	44,086 shares issued through a crowdfunding campaign with other investors in November 2023 in exchange for net cash of $520,708, at an average of $11.80 per share (as adjusted for the 1-for-4 reverse split).
h)	94,573 shares issued as consideration for an asset purchase agreement with AirBox executed on December 5, 2023, based on the average price per stock of $11.08 (as adjusted for the 1-for-4 reverse split) issued to investors for cash in 2023, for a total consideration of $1,047,863.
i)	Cancelled 1,125,000 shares issued to a founding member on April 30, 2020, which were issued at $0.00096 per share (as adjusted for the 1-for-4 reverse split).

Treasury Stock

The Company recognizes treasury stock based on the amount paid to repurchase its shares and is recorded as a reduction of stockholders’ equity on the balance sheets. As treasury stock is not considered outstanding for share count purposes, it is excluded from average common shares outstanding for basic and diluted earnings per share. As of December 31, 2024 and 2023, the Company had 2,500,000 shares (on a post-reverse split basis) in treasury with a cost of $500.

Stock-Based Compensation - Employees and Non-Employees

Substantially all stock-based compensation, on the date of grant, is fully vested. In certain instances, there may be performance or service requirements in order to vest. As of December 31, 2024, all stock issued as stock-based compensation were fully vested, except for the individuals discussed below. As there are no other classes of stock, all awards are in exchange for common stock.

In October 2023, an officer of the Company was issued 192,136 non-qualified stock option units (on a post-reverse split basis), with 60,043 units (on a post-reverse split basis) vesting immediately, and 12,008 units (on a post-reverse split basis) vesting quarterly commencing from December 1, 2023, with the remaining units vesting on June 1, 2026. The fair market value of these stock option units on the grant date, which was determined by using the Black-Scholes model, was $10.784 (as adjusted for the 1-for-4 reverse split). As of

ARRIVE AI INC.

(FORMERLY ARRIVE TECHNOLOGY INC.)

NOTES TO FINANCIAL STATEMENTS (Continued)

12.	STOCKHOLDERS’ EQUITY (Continued)

Stock-Based Compensation - Employees and Non-Employees (Continued)

December 31, 2024, total unvested units are 72,051 units (on a post-reverse split basis) with related unrecognized compensation expense of $776,998.

The same officer was also issued an additional 192,136 incentive stock option units (on a post-reverse split basis), subject to both time and performance vesting criteria. The fair market value of these stock option units on the grant date, which was determined by using the Black-Scholes model, was $10.784 (as adjusted for the 1-for-4 reverse split). As of December 31, 2024, none of these units have vested, therefore the total unvested units and the related unrecognized compensation expense was 192,136 (on a post-reverse split basis) and $2,071,995, respectively.

At December 31, 2024, twelve other employees were issued 230,432 stock option units (on a post-reverse split basis), subject to a time-based or time and performance-based vesting schedule. The fair market value of these stock option units on the grant date, which was determined by using the Black-Scholes model, range from $10.304 to $11.936 (as adjusted for the 1-for-4 reverse split). As of December 31, 2024, total unvested units are 188,688 units (on a post-reverse split basis) with related unrecognized compensation expense of $2,081,686.

For the year ended December 31, 2024, total compensation expense related to stock options was $978,234. As of December 31, 2024, total unvested units are 452,875 (on a post-reverse split basis) with related unrecognized compensation expense of $4,930,679.